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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 9/30
Date of reporting period: 6/30/10

*	The Fund included is Invesco Van Kampen Government Securities Fund.

TABLE OF CONTENTS

Item 1. Schedule of Investments
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Van Kampen Government
Securities Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-GOV-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Government Securities Fund
Schedule of Investments ■ June 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 34.9%
$13,243	Federal Home Loan Mortgage Corp.	4.500%	01/01/40	$13,742,433
14,794	Federal Home Loan Mortgage Corp.	5.000	07/01/35 to 01/01/40	15,697,516
19,731	Federal Home Loan Mortgage Corp.	5.500	01/01/37 to 11/01/39	21,237,597
13,883	Federal Home Loan Mortgage Corp.	6.000	04/01/29 to 07/01/38	15,095,219
16	Federal Home Loan Mortgage Corp.	6.500	03/01/26	17,341
954	Federal Home Loan Mortgage Corp.	7.500	11/01/20 to 05/01/35	1,091,045
499	Federal Home Loan Mortgage Corp.	8.000	08/01/32	577,393
536	Federal Home Loan Mortgage Corp.	8.500	08/01/31	631,047
8,775	Federal Home Loan Mortgage Corp., July (a)	4.500	TBA	9,090,356
8,997	Federal National Mortgage Association	4.500	08/01/39	9,344,728
63,054	Federal National Mortgage Association	5.000	05/01/35 to 03/01/40	66,880,040
65,947	Federal National Mortgage Association	5.500	09/01/34 to 08/01/38	70,944,064
37,370	Federal National Mortgage Association	6.000	07/01/14 to 10/01/38	40,662,236
11,492	Federal National Mortgage Association	6.500	10/01/10 to 10/01/38	12,766,872
1,301	Federal National Mortgage Association	7.000	08/01/14 to 09/01/34	1,465,920
1,654	Federal National Mortgage Association	7.500	10/01/10 to 08/01/37	1,874,076

Invesco Van Kampen Government Securities Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$1,152	Federal National Mortgage Association	8.000%	04/01/33	$1,336,385
1,060	Federal National Mortgage Association	8.500	10/01/32	1,234,714
16	Federal National Mortgage Association (FHA/VA)	8.500	09/01/24	18,782
36	Federal National Mortgage Association	12.000	03/01/13 to 01/01/16	42,016
14,500	Government National Mortgage Association	5.500	01/15/39	15,695,464
679	Government National Mortgage Association	6.000	12/15/28	751,390
1,297	Government National Mortgage Association	6.500	06/15/23 to 02/15/29	1,446,878
1,034	Government National Mortgage Association	7.000	01/15/23 to 12/15/27	1,169,350
1,193	Government National Mortgage Association	7.500	11/15/32	1,353,042
1,152	Government National Mortgage Association	8.000	12/15/16 to 10/15/25	1,305,661
733	Government National Mortgage Association	8.500	07/15/30	843,096
82	Government National Mortgage Association	9.000	04/15/18 to 12/15/19	93,455
8,925	Government National Mortgage Association, July (a)	4.500	TBA	9,298,734
150	Government National Mortgage Association II	6.000	04/20/29	166,521

	Total Mortgage Backed Securities 34.9%			315,873,371

	United States Treasury Obligations 23.4%
2,500	United States Treasury Bonds	3.500	02/15/39	2,322,266
16,800	United States Treasury Bonds	4.625	02/15/40	18,884,249

Invesco Van Kampen Government Securities Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations (continued)
$32,320	United States Treasury Bonds	7.500%	11/15/24	$46,879,149
25,000	United States Treasury Notes	1.125	06/15/13	25,101,562
7,000	United States Treasury Notes	1.375	05/15/13	7,084,219
81,000	United States Treasury Notes	2.125	05/31/15	82,392,188
22,000	United States Treasury Notes	2.375	10/31/14	22,694,375
6,000	United States Treasury Notes	3.500	05/15/20	6,278,437

	Total United States Treasury Obligations 23.4%			211,636,445

	Collateralized Mortgage Obligations 15.3%
4,588	FDIC Structured Sale Guaranteed Notes (b)(c)	0.903	02/25/48	4,607,106
4,900	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.607	04/15/28	4,903,827
9,934	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.650	03/15/36	9,937,934
12,000	Federal Home Loan Mortgage Corp. (REMIC) (a)(b)	0.697	11/15/36	12,000,000
12,668	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.750	06/15/37	12,612,033
6,622	Federal Home Loan Mortgage Corp. (REMIC) (b)	1.210	11/15/39	6,702,984
5,654	Federal Home Loan Mortgage Corp. (REMIC)	3.770	09/15/17	5,842,198
7,467	Federal Home Loan Mortgage Corp. (REMIC)	3.840	09/15/17	7,721,101
6,725	Federal Home Loan Mortgage Corp. (REMIC)	4.160	07/15/17	6,959,233
6,214	Federal Home Loan Mortgage Corp. (REMIC)	4.250	01/15/19	6,498,615
5,905	Federal Home Loan Mortgage Corp. (REMIC)	4.380	05/15/17	6,122,088

Invesco Van Kampen Government Securities Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$4,469	Federal Home Loan Mortgage Corp. (REMIC)	4.500%	06/15/19 to 06/15/22	$4,676,790
9,675	Federal National Mortgage Association (REMIC) (b)	0.647	05/25/36	9,640,444
2,337	Federal National Mortgage Association (REMIC)	3.000	07/25/22	2,389,825
3,985	Federal National Mortgage Association (REMIC)	3.500	10/25/18	4,120,174
5,851	Federal National Mortgage Association (REMIC)	4.500	07/25/19	6,179,253
20,250	Federal National Mortgage Association	6.022	11/25/10	20,568,492
1,757	Federal National Mortgage Association (REMIC)	6.500	01/25/30	1,873,052
5,023	Government National Mortgage Association	4.500	08/20/35	5,216,989

	Total Collateralized Mortgage Obligations 15.3%			138,572,138

	United States Government Agency Obligations 14.6%
12,000	Federal Home Loan Mortgage Corp.	1.125	07/27/12	12,106,046
11,300	Federal Home Loan Mortgage Corp.	4.875	06/13/18	12,813,341
2,750	Federal Home Loan Mortgage Corp.	5.000	04/18/17	3,141,880
2,131	Federal Home Loan Mortgage Corp.	5.125	11/17/17	2,456,164
14,040	Federal Home Loan Mortgage Corp.	5.500	08/23/17	16,509,752
20,000	Federal National Mortgage Association	1.125	07/30/12	20,154,353
20,000	Federal National Mortgage Association	1.500	06/26/13	20,220,344
21,000	Federal National Mortgage Association	5.000	05/11/17	23,983,050

Invesco Van Kampen Government Securities Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agency Obligations (continued)
$7,700	Tennessee Valley Authority, Ser D	4.875%	12/15/16	$8,618,658
9,155	Tennessee Valley Authority, Ser G	7.125	05/01/30	12,285,521

	Total United States Government Agency Obligations 14.6%			132,289,109

	Agency Bonds 4.4%
	Banking
31,500	GMAC, Inc.	2.200	12/19/12	32,428,102
7,070	US Central Federal Credit Union	1.900	10/19/12	7,218,223

				39,646,325

	Noncaptive-Diversified Finance 0.6%
4,800	Private Export Funding Corp.	4.300	12/15/21	5,071,031

	Total Agency Bonds 5.0%			44,717,356

	Adjustable Rate Mortgage Backed Securities 1.6%
1,656	Federal Home Loan Mortgage Corp. (b)	5.529	01/01/38	1,764,480
1,806	Federal Home Loan Mortgage Corp. (b)	5.788	05/01/37	1,933,624
2,988	Federal Home Loan Mortgage Corp. (b)	5.913	12/01/36	3,182,508
3,253	Federal Home Loan Mortgage Corp. (b)	5.947	10/01/36	3,460,803
4,209	Federal National Mortgage Association (b)	2.628	05/01/35	4,392,685

	Total Adjustable Rate Mortgage Backed Securities 1.6%			14,734,100

Invesco Van Kampen Government Securities Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities 0.8%
$7,300	BMW Floorplan Master Owner Trust (b)(c)	1.499%	09/15/14	$7,303,967

Total Long-Term Investments 95.7% (Cost $834,322,959)				865,126,486

Money Market Funds 6.4%
Government & Agency Portfolio-Institutional Class (d) (Cost $58,169,536)				58,169,536

United States Government Agency Obligations 1.7%
United States Treasury Bill ($15,137,000 par, yielding 0.139%, 10/28/10 maturity) (e) (Cost $15,126,907)				15,130,037

Total Investments 103.8% (Cost $907,619,402)				938,426,059

Liabilities in Excess of Other Assets (3.8%)				(34,295,196)

Net Assets 100.0%				$904,130,863

Percentages are calculated as a percentage of net assets.

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	Floating Rate Coupon

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	All or a portion of this security has been physically segregated in connection with open futures contracts.
FHA/VA — Federal Housing Administration/Department of Veterans Affairs
REMIC — Real Estate Mortgage Investment Conduits
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Invesco Van Kampen Government Securities Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
     Futures contracts outstanding as of June 30, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Bond 30-Year Futures, September 2010 (Current Notional Value of $127,500 per contract)	109	$322,513
U.S. Treasury Bond Ultra Long Futures, September 2010 (Current Notional Value of $135,813 per contract)	65	342,102
U.S. Treasury Notes 2-Year Futures, September 2010 (Current Notional Value of $218,828 per contract)	119	68,488
U.S. Treasury Notes 5-Year Futures, September 2010 (Current Notional Value of $118,352 per contract)	142	282,521

Total Long Contracts	435	1,015,624

Short Contracts:
U.S. Treasury Notes 10-Year Futures, September 2010 (Current Notional Value of $122,547 per contract)	235	(488,131)

Total Futures Contracts	670	$527,493

Security Valuations Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Invesco Van Kampen Government Securities Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Mortgage Backed Security	$—	$315,873,371	$—	$315,873,371
United States Treasury Obligations	—	211,636,445	—	211,636,445
Collateralized Mortgage Obligations	—	138,572,138	—	138,572,138
United States Government Agency Obligations	—	132,289,109	—	132,289,109
Money Market Funds	58,169,536	—	—	58,169,536
Agency Bonds	—	44,717,356	—	44,717,356
Adjustable Rate Mortgage Backed Securities	—	14,734,100	—	14,734,100
Asset Backed Securities	—	7,303,967	—	7,303,967
United States Treasury Bill	—	15,130,037	—	15,130,037
Futures	1,015,624	—	—	1,015,624

Total Investments in an Asset Position	59,185,160	880,256,523	—	939,441,683

Investments in a Liability Position
Futures	$(488,131)	$—	$—	$(488,131)
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Invesco Van Kampen Government Securities Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,836,132
Aggregate unrealized (depreciation) of investment securities	(61,155)

Net unrealized appreciation of investment securities	$25,774,977

Cost of investments for tax purposes is $912,651,082.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: August 27, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.